Consolidated Statements of Financial Position - KRW (₩) ₩ in Millions		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents (Notes 5,6,7 and 45)		₩ 3,234,780	₩ 2,635,238
Current financial assets, net (Notes 5,6,9,11,12,13,45 and 47)		4,286,975	1,868,796
Trade and other receivables, net (Notes 5,8,20,24,45,46 and 47)		10,461,822	8,122,415
Inventories, net (Note 14)		9,930,732	7,608,182
Income tax receivables (Note 41)		46,619	41,344
Current non-financial assets (Note 15)		1,744,869	1,758,991
Assets held for sale (Note 16 and 42)		44,748	15,879
Total current assets		29,750,545	22,050,845
Non-current assets
Non-current financial assets, net (Notes 5,6,9,10,11,12,13,45 and 47)		3,336,835	2,909,810
Non-current trade and other receivables, net (Notes 5,8,20,45,46 and 47)		2,153,080	1,906,861
Property, plant and equipment, net (Notes 18,24,27 and 49)		177,865,308	173,134,638
Investment properties, net (Notes 19 and 27)		208,286	212,784
Goodwill (Note 16)		100,093	105,647
Intangible assets other than goodwill, net (Notes 21,27 and 46)		956,664	1,044,077
Investments in associates (Notes 4 and 17)		5,844,464	5,232,373
Investments in joint ventures (Notes 4 and 17)		3,147,584	2,239,011
Defined benefit assets, net (Note 25)		198,626	20,871
Deferred tax assets (Note 41)		10,934,375	1,901,992
Non-current non-financial assets (Note 15)		309,134	364,818
Total non-current assets		205,054,449	189,072,882
Total Assets (Notes 2 and 4)		234,804,994	211,123,727
Current liabilities
Trade and other payables, net (Notes 5,22,24,45 and 47)		11,983,549	8,153,426
Current financial liabilities, net (Notes 5,12,23,45 and 47)		22,703,996	14,037,125
Income tax payables (Note 41)		429,604	229,460
Current non-financial liabilities (Notes 20,28 and 29)		6,974,377	6,466,333
Current provisions (Notes 26 and 45)		2,427,051	2,845,876
Total current liabilities		44,518,577	31,732,220
Non-current liabilities
Non-current trade and other payables, net (Notes 5,22,24,45 and 47)		5,638,914	5,996,498
Non-current financial liabilities, net (Notes 5,12,23,45 and 47)		98,334,120	66,570,419
Non-current non-financial liabilities (Notes 28 and 29)		10,662,661	10,216,364
Employee benefits liabilities, net (Notes 25 and 45)		828,721	1,679,158
Deferred tax liabilities (Note 41)		6,457,103	7,100,938
Non-current provisions (Notes 26 and 45)		26,364,642	22,501,424
Total non-current liabilities		148,286,161	114,064,801
Total liabilities (Note 4)		192,804,738	145,797,021
Equity
Share capital		3,209,820	3,209,820
Share premium		843,758	843,758
Contributed capital (Notes 1,30 and 45)		4,053,578	4,053,578
Legal reserves	[1]	1,604,910	1,604,910
Voluntary reserves		27,782,969	33,282,817
Unappropriated retained earnings (undisposed deficit)		(7,956,579)	10,370,517
Retained earnings (Notes 2 and 31)		21,431,300	45,258,244
Other capital surplus		1,268,569	1,231,109
Accumulated other comprehensive income (loss)		496,976	(57,632)
Other equity		13,294,973	13,294,973
Other components of equity (Note 34)		15,060,518	14,468,450
Equity attributable to owners of the controlling company		40,545,396	63,780,272
Non-controlling interests (Notes 2,16 and 33)		1,454,860	1,546,434
Total Equity (Note 2)		42,000,256	65,326,706
Total Liabilities and Equity		₩ 234,804,994	₩ 211,123,727

[1]	The KEPCO Act requires KEPCO to appropriate a legal reserve equal to at least 20 percent of net income for each accounting period until the reserve equals 50 percent of KEPCO’s common stock. The legal reserve is not available for cash dividends; however, this reserve may be credited to paid-in
capital or offset against accumulated deficit by the resolution of the shareholders.